Schedule of Investments PIMCO StocksPLUS® Global Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.2% ¤
ASSET-BACKED SECURITIES 31.9%
CANADA 0.3%
Master Credit Card Trust 6.169% due 01/21/2027 •		$500	$503

Total Canada			503

CAYMAN ISLANDS 8.9%
522 Funding CLO Ltd. 6.619% due 10/20/2031 •		1,259	1,263
Apidos CLO 6.460% due 07/18/2029 •		242	242
Arbor Realty Commercial Real Estate Notes Ltd.
6.410% due 12/15/2035 •		695	692
6.540% due 05/15/2036 •		80	80
Benefit Street Partners CLO Ltd.
6.608% due 01/17/2032 •		500	500
6.656% due 07/15/2032 •		1,300	1,300
Brightspire Capital Ltd. 6.591% due 08/19/2038 •		83	81
BSPRT Issuer Ltd. 6.540% due 03/15/2036 •		1,660	1,650
Carlyle Global Market Strategies CLO Ltd.
6.518% due 08/14/2030 •		598	600
6.659% due 04/22/2032 •		1,300	1,302
Crestline Denali CLO Ltd.
6.609% due 04/20/2030 •		134	134
6.717% due 10/23/2031 •		1,109	1,109
GoldenTree Loan Management U.S. CLO Ltd. 6.477% due 04/24/2031 •		1,000	1,000
LCM Ltd. 6.659% due 04/20/2031 •		600	600
Mountain View CLO LLC 6.616% due 01/16/2031 •		1,908	1,911
Oaktree CLO Ltd. 6.689% due 04/22/2030 •		1,300	1,301
Palmer Square Loan Funding Ltd. 6.379% due 07/20/2029 •		189	189
Sound Point CLO Ltd. 7.379% due 07/20/2032 •		600	602
Starwood Commercial Mortgage Trust 6.641% due 04/18/2038 •		888	872
Venture CLO Ltd.
6.569% due 07/20/2030 •		1,006	1,008
6.709% due 04/20/2032 •		250	250
Wellfleet CLO Ltd. 6.469% due 07/20/2029 •		397	397

Total Cayman Islands			17,083

IRELAND 0.6%
Accunia European CLO DAC 4.892% due 07/15/2030 •	EUR	205	222
BlueMountain Fuji EUR CLO DAC 4.662% due 01/15/2031 •		447	480

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

Palmer Square European Loan Funding DAC 0.000% due 08/15/2033 •(a)	500	539

Total Ireland		1,241

JAPAN 0.3%
Oscar U.S. Funding LLC 2.820% due 04/10/2029	$700	667

Total Japan		667

JERSEY, CHANNEL ISLANDS 0.6%
Saranac CLO Ltd. 6.717% due 08/13/2031 •	1,049	1,054

Total Jersey, Channel Islands		1,054

UNITED STATES 21.2%
Ally Auto Receivables Trust 5.528% due 03/17/2025	900	900
American Express Credit Account Master Trust 4.870% due 05/15/2028	500	499
Avant Loans Funding Trust 1.210% due 07/15/2030	21	21
BA Credit Card Trust
4.790% due 05/15/2028	500	498
4.980% due 11/15/2028	900	903
Bank of America Auto Trust 5.830% due 05/15/2026	473	474
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027	600	586
Capital One Prime Auto Receivables Trust 5.969% due 09/15/2025 •	128	128
CarMax Auto Owner Trust
5.300% due 03/15/2027	700	700
5.720% due 11/16/2026	467	467
6.219% due 12/15/2025 •	156	156
Carvana Auto Receivables Trust
0.860% due 01/11/2027	893	864
5.980% due 08/10/2026	216	217
Chase Auto Owner Trust 5.480% due 04/26/2027	600	601
Chase Issuance Trust 4.720% due 01/15/2031	900	898
Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	100
5.430% due 10/15/2026	100	100
6.090% due 10/15/2026	192	193
6.130% due 07/15/2026	297	298
6.269% due 07/15/2026 •	297	298
College Avenue Student Loans LLC 6.244% due 06/25/2052 •	1,001	972
Countrywide Asset-Backed Certificates Trust
5.724% due 12/25/2046 •	696	651
5.924% due 10/25/2046 •	430	416
DT Auto Owner Trust 6.290% due 08/16/2027	544	546
Enterprise Fleet Financing LLC 3.030% due 01/20/2028	288	284
Exeter Automobile Receivables Trust
5.600% due 08/17/2026	458	458
6.070% due 12/15/2025	627	628
6.320% due 03/15/2027	500	504
Ford Credit Auto Lease Trust 5.240% due 07/15/2026	1,600	1,598
Foursight Capital Automobile Receivables Trust 1.310% due 07/15/2027	309	305
GLS Auto Receivables Issuer Trust 5.570% due 02/16/2027	700	700
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	303
6.270% due 08/16/2027	468	470
GM Financial Automobile Leasing Trust 5.580% due 01/20/2026	607	607
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	300	299
5.120% due 02/16/2027	500	499
GMF Floorplan Owner Revolving Trust 2.900% due 04/15/2026	700	699
GreenState Auto Receivables Trust 5.530% due 08/16/2027	700	700
Hertz Vehicle Financing LLC 1.210% due 12/26/2025	1,000	977
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	500

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

5.290% due 04/15/2027	500	500
LL ABS Trust
1.070% due 05/15/2029	15	15
3.760% due 11/15/2029	58	58
Mariner Finance Issuance Trust 1.860% due 03/20/2036	800	737
Marlette Funding Trust 6.070% due 04/15/2033	317	317
MF1 Ltd. 7.140% due 11/15/2035 •	401	401
Morgan Stanley Home Equity Loan Trust 5.954% due 02/25/2036 •	652	595
Navient Private Education Loan Trust 6.890% due 07/16/2040 •	239	240
Navient Private Education Refi Loan Trust 0.940% due 07/15/2069	485	424
Navient Student Loan Trust 6.420% due 12/15/2059 •	253	253
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.074% due 02/25/2036 •	93	84
OneMain Financial Issuance Trust
1.750% due 09/14/2035	500	466
6.079% due 06/16/2036 •	500	499
Oportun Issuance Trust
6.334% due 04/08/2031	561	561
7.451% due 01/08/2030	61	61
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	160	158
4.970% due 01/15/2030	62	62
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.614% due 03/25/2035 •	106	97
7.169% due 02/25/2035 •	691	615
Reach ABS Trust 6.300% due 02/18/2031	444	445
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026	363	363
5.930% due 07/17/2028	500	507
6.080% due 08/17/2026	395	396
SBNA Auto Lease Trust
5.390% due 11/20/2026	800	800
5.450% due 01/20/2026	500	499
SCCU Auto Receivables Trust
5.700% due 10/16/2028	500	504
5.850% due 05/17/2027	500	501
SLC Student Loan Trust 6.495% due 11/25/2042 •	131	131
SLM Private Credit Student Loan Trust 5.921% due 06/15/2039 •	971	951
SMB Private Education Loan Trust
1.290% due 07/15/2053	251	228
1.310% due 07/17/2051	363	330
1.340% due 03/17/2053	621	559
6.160% due 01/15/2037 •	400	399
6.240% due 01/15/2053 •	351	348
6.769% due 02/16/2055 •	743	746
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	208	208
SoFi Professional Loan Program Trust 2.540% due 05/15/2046	437	411
Synchrony Card Funding LLC 3.370% due 04/15/2028	500	490
Theorem Funding Trust 7.600% due 04/15/2029	300	303
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	460	461
Upstart Securitization Trust
1.310% due 11/20/2031	10	10
3.120% due 03/20/2032	268	266
6.590% due 02/20/2033	337	337
Volkswagen Auto Lease Trust 5.400% due 12/21/2026	1,000	1,002
Westlake Automobile Receivables Trust
5.960% due 10/15/2026	473	473
5.989% due 10/15/2026 •	473	474
6.230% due 01/15/2027	1,000	1,005

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

World Omni Select Auto Trust 5.920% due 03/15/2027	472	472

Total United States		40,779

Total Asset-Backed Securities (Cost $61,812)		61,327

	SHARES
COMMON STOCKS 2.5%
UNITED STATES 2.5%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.	797	33
Walt Disney Co.	797	98

		131

CONSUMER DISCRETIONARY 0.4%
Amazon.com, Inc. (b)	797	144
Home Depot, Inc.	797	306
McDonald's Corp.	797	224
NIKE, Inc. 'B'	797	75

		749

CONSUMER STAPLES 0.1%
Coca-Cola Co.	797	49
Procter & Gamble Co.	797	129
Walmart, Inc.	797	48

		226

ENERGY 0.1%
Chevron Corp.	797	126

FINANCIALS 0.6%
American Express Co.	797	182
Goldman Sachs Group, Inc.	797	333
JPMorgan Chase & Co.	797	160
Travelers Cos., Inc.	797	183
Visa, Inc. 'A'	797	222

		1,080

HEALTH CARE 0.4%
Amgen, Inc.	797	227
Johnson & Johnson	797	126
Merck & Co., Inc.	797	105
UnitedHealth Group, Inc.	797	394

		852

INDUSTRIALS 0.3%
3M Co.	797	84
Boeing Co. (b)	797	154
Caterpillar, Inc.	797	292
Honeywell International, Inc.	797	164

		694

INFORMATION TECHNOLOGY 0.5%
Apple, Inc.	797	137
Cisco Systems, Inc.	797	40
Intel Corp.	797	35
International Business Machines Corp.	797	152
Microsoft Corp.	797	335
salesforce.com, Inc.	797	240

		939

MATERIALS 0.0%
Dow, Inc.	797	46

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Common Stocks (Cost $4,707)			4,843

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 10.9%
CAYMAN ISLANDS 0.1%
INDUSTRIALS 0.1%
Sands China Ltd. 4.050% due 01/08/2026		$200	193

Total Cayman Islands			193

DENMARK 0.7%
BANKING & FINANCE 0.7%
Nykredit Realkredit AS 1.000% due 04/01/2025	DKK	4,500	636
Realkredit Danmark AS 1.000% due 04/01/2025		5,100	721

			1,357

Total Denmark			1,357

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 2.129% due 11/24/2026 •(f)		$200	189

Total Germany			189

IRELAND 0.1%
BANKING & FINANCE 0.1%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	186

Total Ireland			186

JAPAN 0.1%
INDUSTRIALS 0.1%
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		200	190

Total Japan			190

NETHERLANDS 0.5%
BANKING & FINANCE 0.5%
ING Groep NV 3.869% due 03/28/2026 •		1,000	982

Total Netherlands			982

SWITZERLAND 0.7%
BANKING & FINANCE 0.7%
Credit Suisse AG 6.616% (SOFRINDX + 1.260%) due 02/21/2025 ~		400	402
UBS Group AG
1.364% due 01/30/2027 •		400	370
3.091% due 05/14/2032 •		250	213
6.934% (SOFRRATE + 1.580%) due 05/12/2026 ~		400	403

			1,388

Total Switzerland			1,388

UNITED KINGDOM 1.0%
BANKING & FINANCE 1.0%
Barclays PLC
5.829% due 05/09/2027 •		500	501

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

6.496% due 09/13/2027 •		500	510
HSBC Holdings PLC
2.357% due 08/18/2031 •		300	250
1.750% due 07/24/2027 •	GBP	300	350
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		$200	204

			1,815

Total United Kingdom			1,815

UNITED STATES 7.6%
BANKING & FINANCE 5.3%
Ally Financial, Inc. 5.800% due 05/01/2025		100	100
American Honda Finance Corp.
5.000% due 05/23/2025		500	498
5.904% due 02/12/2025 •		400	401
Bank of America Corp.
6.695% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	202
5.080% due 01/20/2027 •		1,300	1,294
Bank of America NA 6.137% (SOFRRATE + 0.780%) due 08/18/2025 ~		100	100
Citibank NA 5.488% due 12/04/2026		300	303
Credit Suisse AG AT1 Claim		200	23
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		200	181
5.800% due 03/05/2027		200	201
3.815% due 11/02/2027		200	187
GA Global Funding Trust 6.708% (SOFRRATE + 1.360%) due 04/11/2025 ~		600	603
Goldman Sachs Group, Inc.
3.500% due 04/01/2025		100	98
1.431% due 03/09/2027 •		400	371
3.615% due 03/15/2028 •		100	96
3.500% due 11/16/2026		200	192
5.798% due 08/10/2026 •		600	602
6.419% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
Jackson National Life Global Funding 6.516% (SOFRRATE + 1.150%) due 06/28/2024 ~		250	250
JPMorgan Chase & Co. 6.672% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,000	1,009
JPMorgan Chase Bank NA 5.110% due 12/08/2026		300	301
Morgan Stanley
5.050% due 01/28/2027 •		700	698
4.585% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	200	216
Morgan Stanley Bank NA 5.882% due 10/30/2026		$300	306
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		200	178
Toyota Motor Credit Corp. 5.850% due 08/22/2024 •		500	501
VICI Properties LP 4.375% due 05/15/2025		300	295
Wells Fargo & Co.
3.196% due 06/17/2027 •		500	478
6.303% due 10/23/2029 •		100	104
Wells Fargo Bank NA 6.152% (SOFRRATE + 0.800%) due 08/01/2025 ~		300	301

			10,189

INDUSTRIALS 1.6%
Boeing Co. 4.875% due 05/01/2025		200	198
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	108
DAE Funding LLC 1.550% due 08/01/2024		$500	492
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		200	199
Hyatt Hotels Corp. 1.800% due 10/01/2024		400	392
Hyundai Capital America 6.503% due 08/04/2025 •		500	503
Microchip Technology, Inc. 0.983% due 09/01/2024		300	294
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		250	251
6.292% (SOFRRATE + 0.930%) due 09/12/2025 ~		250	251
Warnermedia Holdings, Inc.
3.638% due 03/15/2025		200	196

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

3.755% due 03/15/2027		200	191

			3,075

UTILITIES 0.7%
Georgia Power Co. 6.103% (SOFRINDX + 0.750%) due 05/08/2025 ~		600	602
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		200	201
Southern California Edison Co.
4.875% due 02/01/2027		100	100
5.150% due 06/01/2029		400	402

			1,305

Total United States			14,569

Total Corporate Bonds & Notes (Cost $21,084)			20,869

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
UNITED KINGDOM 0.1%
Uropa Securities PLC 5.541% due 10/10/2040 •	GBP	174	215

Total United Kingdom			215

UNITED STATES 2.9%
Colony Mortgage Capital Ltd. 6.565% due 11/15/2038 •		$600	594
Commercial Mortgage Trust 7.190% due 12/15/2038 •		440	394
Countrywide Alternative Loan Trust 5.804% due 04/25/2046 •		200	179
Cross Mortgage Trust 6.093% due 04/25/2069 þ		500	502
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		349	349
GCAT Trust 6.007% due 01/25/2059 þ		491	490
Independence Plaza Trust 3.911% due 07/10/2035		300	285
JP Morgan Chase Commercial Mortgage Securities Trust
6.723% due 02/15/2035 •		498	493
6.823% due 12/15/2031 •		150	127
MASTR Adjustable Rate Mortgages Trust 5.371% due 11/21/2034 ~		63	59
Morgan Stanley Capital Trust 6.873% due 11/15/2034 •		226	224
OBX Trust 6.520% due 07/25/2063 þ		800	807
SFO Commercial Mortgage Trust 6.939% due 05/15/2038 •		400	381
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		393	371
TTAN 6.290% due 03/15/2038 •		336	335

Total United States			5,590

Total Non-Agency Mortgage-Backed Securities (Cost $5,955)			5,805

SOVEREIGN ISSUES 0.4%
BRAZIL 0.4%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (d)	BRL	4,100	798

Total Sovereign Issues (Cost $815)			798

U.S. GOVERNMENT AGENCIES 3.6%
UNITED STATES 3.6%
Fannie Mae
5.735% due 12/25/2045 •		$181	175
5.784% due 09/25/2046 •		540	535
5.898% due 11/25/2059 •		495	487
Freddie Mac
3.000% due 09/01/2032		443	419
5.863% due 07/15/2040 •		83	82
5.883% due 07/15/2037 •		11	10
5.963% due 10/15/2033 •		87	86
5.985% due 09/01/2037 •		132	136
Ginnie Mae 6.444% due 12/20/2066 •		599	599

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

Uniform Mortgage-Backed Security 3.000% due 01/01/2027		87	85
Uniform Mortgage-Backed Security, TBA
5.500% due 05/01/2054		1,500	1,493
6.500% due 04/01/2054		2,700	2,759

Total U.S. Government Agencies (Cost $6,858)			6,866

U.S. TREASURY OBLIGATIONS 20.4%
UNITED STATES 20.4%
U.S. Treasury Bonds
4.125% due 08/15/2053		300	288
U.S. Treasury Floating Rate Notes
5.500% due 01/31/2025 •(i)		18,000	18,018
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024		2,078	2,080
0.125% due 10/15/2024		4,327	4,300
0.125% due 04/15/2025		358	349
0.125% due 01/15/2031		355	316
0.250% due 01/15/2025		2,864	2,816
0.625% due 07/15/2032		318	289
0.750% due 02/15/2045		131	101
1.000% due 02/15/2048		125	99
U.S. Treasury Notes
3.875% due 05/15/2043		400	369
0.375% due 09/30/2027		1,100	960
0.500% due 10/31/2027		600	524
0.625% due 11/30/2027		2,100	1,838
0.750% due 01/31/2028		7,810	6,835

Total U.S. Treasury Obligations (Cost $39,427)			39,182

SHORT-TERM INSTRUMENTS 24.5%
COMMERCIAL PAPER 1.6%
Alimentation Couche-Tard, Inc. 5.560% due 04/11/2024		250	249
Bank of Nova Scotia
5.128% due 05/01/2024	CAD	1,200	882
5.170% due 04/09/2024		200	147
Crown Castle, Inc. 5.830% due 04/16/2024		$250	249
CVS Health Corp.
5.570% due 04/01/2024		250	250
5.600% due 04/01/2024		300	300
Entergy Corp. 5.600% due 05/02/2024		250	249
L3Harris Technologies, Inc. 5.650% due 04/10/2024		250	250
National Grid North America, Inc. 5.520% due 04/15/2024		250	249
Toronto-Dominion Bank 5.042% due 04/26/2024	CAD	300	221

Total Commercial Paper (Cost $3,056)			3,046

REPURCHASE AGREEMENTS (g) 0.6%			1,107

SHORT-TERM NOTES 0.3%
GreenState Auto Receivables Trust 5.601% due 02/18/2025		$600	600

JAPAN TREASURY BILLS 10.1%
(0.106)% due 04/08/2024 - 07/01/2024 (c)(d)	JPY	2,930,000	19,356

U.S. TREASURY BILLS 11.9%
5.372% due 04/23/2024 - 06/13/2024 (c)(d)		$23,100	22,937

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $47,505)		47,046

Total Investments in Securities (Cost $188,163)		186,736

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short Asset Portfolio	84,528	823

Total Short-Term Instruments (Cost $823)		823

Total Investments in Affiliates (Cost $823)		823

Total Investments 97.6% (Cost $188,986)		$187,559
Financial Derivative Instruments (h)(j) 0.2%(Cost or Premiums, net $464)		397
Other Assets and Liabilities, net 2.2%		4,256

Net Assets 100.0%		$192,212

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	01/25/2023	$186	$189	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,107	U.S. Treasury Notes 5.000% due 09/30/2025	$(1,129)	$1,107	$1,107

Total Repurchase Agreements	$(1,129)	$1,107	$1,107

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index June Futures	06/2024	364	$96,615	$1,815	$5	$0
Euro-Bund June Futures	06/2024	1	144	2	1	0
MSCI EAFE June Futures	06/2024	817	96,288	1,064	0	(249)
U.S. Treasury 2-Year Note June Futures	06/2024	37	7,566	(8)	0	(8)
U.S. Treasury 10-Year Note June Futures	06/2024	50	5,540	33	0	(4)
U.S. Treasury Long-Term Bond June Futures	06/2024	12	1,445	16	3	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	5	645	7	2	0

$2,929	$11	$(261)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index June Futures	06/2024	24	$(4,821)	$(114)	$0	$(3)
United Kingdom Long Gilt June Futures	06/2024	1	(126)	(3)	0	(1)

$(117)	$0	$(4)

Total Futures Contracts	$2,812	$11	$(265)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.515%		$100	$2	$(1)	$1	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	0.493		240	42	(14)	28	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.825		350	42	16	58	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.527		100	0	1	1	0	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.356	EUR	400	0	10	10	0	0

							$86	$12	$98	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly		12/20/2025		$368	$(11)	$7	$(4)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		500	(20)	8	(12)	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly		12/20/2028		1,782	18	116	134	1	0
CDX.HY-42 5-Year Index	5.000	Quarterly		06/20/2029		200	14	1	15	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		400	6	3	9	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		15,500	339	20	359	1	0
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		29,100	651	16	667	3	0

							$997	$171	$1,168	$5	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$13,100	$(534)	$42	$(492)	$0	$(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/20/2025		27,900	(96)	177	81	18	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		13,000	110	1,052	1,162	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		2,100	0	37	37	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		2,400	0	41	41	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		100	0	1	1	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		10,190	(87)	171	84	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,300	4	59	63	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		700	3	8	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		900	13	49	62	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		500	6	9	15	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		5,200	(101)	120	19	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		400	4	30	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(18)	51	33	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		200	(19)	97	78	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		700	(86)	345	259	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		400	(37)	193	156	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		1,200	219	325	544	0	(1)

							$(619)	$2,810	$2,191	$77	$(9)

Total Swap Agreements							$464	$2,993	$3,457	$82	$(9)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

(i)						Securities with an aggregate market value of $1,587 and cash of $8,892 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2024	EUR	200		$217	$1	$0
	04/2024	GBP	98		124	1	0
	04/2024		$121	JPY	18,225	0	0
	05/2024	JPY	18,142		$121	0	0
	05/2024		$605	DKK	4,153	0	(4)
BPS	04/2024	GBP	334		$422	1	0
	05/2024	EUR	966		1,044	0	0
	05/2024		$769	DKK	5,287	0	(3)
BRC	05/2024	GBP	530		$670	1	0
	06/2024	JPY	356,946		2,449	63	0
	07/2024		140,000		938	0	0
BSH	07/2024	BRL	2,400		476	1	0
CBK	04/2024		2,726		554	11	0
	04/2024		$546	BRL	2,726	0	(2)
DUB	04/2024	BRL	1,113		$223	1	0
	04/2024		$221	BRL	1,113	1	0
	05/2024	BRL	1,116		$221	0	(1)
	05/2024		$133	BRL	663	0	(1)
GLM	04/2024	EUR	961		$1,043	6	0
	04/2024		$440	DKK	3,033	0	(1)
	07/2024	BRL	1,200		$242	5	0
	04/2025	DKK	3,100		458	1	0
JPM	04/2024	BRL	1,609		322	1	0
	04/2024		$330	BRL	1,609	0	(9)
	04/2024		212	EUR	195	0	(2)
	07/2024	BRL	500		$101	2	0
MBC	05/2024	DKK	9,235		1,339	2	0
	05/2024	JPY	500,000		3,399	71	0
	06/2024		310,000		2,094	24	0
MYI	04/2024	CAD	300		221	0	(1)
	04/2024	JPY	710,000		4,962	264	0
	04/2024		$496	DKK	3,423	0	(1)
	05/2024	CAD	1,200		$897	11	0
	06/2024	JPY	130,000		878	11	0
	04/2025	DKK	3,500		517	0	0
SSB	05/2024	MXN	312		18	0	0
	06/2024	JPY	213,054		1,461	37	0
TOR	04/2024		18,298		122	2	0
UAG	04/2024	CAD	200		148	1	0
	04/2024	GBP	98		124	0	0
	04/2024		$434	DKK	3,000	0	0
	06/2024	JPY	570,000		$3,897	84	0
	04/2025	DKK	3,000		443	0	0

Total Forward Foreign Currency Contracts						$603	$(25)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Canada	$0	$503	$0	$503
Cayman Islands	0	17,083	0	17,083
Ireland	0	1,241	0	1,241
Japan	0	667	0	667
Jersey, Channel Islands	0	1,054	0	1,054
United States	0	40,779	0	40,779
Common Stocks
United States
Communication Services	131	0	0	131
Consumer Discretionary	749	0	0	749
Consumer Staples	226	0	0	226
Energy	126	0	0	126
Financials	1,080	0	0	1,080
Health Care	852	0	0	852
Industrials	694	0	0	694
Information Technology	939	0	0	939
Materials	46	0	0	46
Corporate Bonds & Notes
Cayman Islands
Industrials	0	193	0	193
Denmark
Banking & Finance	0	1,357	0	1,357
Germany
Banking & Finance	0	189	0	189
Ireland
Banking & Finance	0	186	0	186
Japan
Industrials	0	190	0	190
Netherlands
Banking & Finance	0	982	0	982
Switzerland
Banking & Finance	0	1,388	0	1,388
United Kingdom
Banking & Finance	0	1,815	0	1,815
United States
Banking & Finance	0	10,189	0	10,189
Industrials	0	3,075	0	3,075
Utilities	0	1,305	0	1,305
Non-Agency Mortgage-Backed Securities
United Kingdom	0	215	0	215
United States	0	5,590	0	5,590
Sovereign Issues
Brazil	0	798	0	798
U.S. Government Agencies
United States	0	6,866	0	6,866
U.S. Treasury Obligations
United States	0	39,182	0	39,182
Short-Term Instruments
Commercial Paper	0	3,046	0	3,046
Repurchase Agreements	0	1,107	0	1,107
Short-Term Notes	0	600	0	600
Japan Treasury Bills	0	19,356	0	19,356
U.S. Treasury Bills	0	22,937	0	22,937

	$4,843	$181,893	$0	$186,736
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$823	$0	$0	$823

Total Investments	$5,666	$181,893	$0	$187,559

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	87	0	93
Over the counter	0	603	0	603

	$6	$690	$0	$696
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(253)	(21)	0	(274)
Over the counter	0	(25)	0	(25)

	$(253)	$(46)	$0	$(299)

Total Financial Derivative Instruments	$(247)	$644	$0	$397

Totals	$5,419	$182,537	$0	$187,956

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio's tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$823	$(1)	$0	$1	$823	$2	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$2,001	$(2,001)	$0	$0	$0	$5	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	TOR	The Toronto-Dominion Bank
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.	MBC	HSBC Bank Plc

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	MXN	Mexican Peso
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
DKK	Danish Krone	JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced